Submission	Mar. 03, 2025
Submission [Line Items]
Central Index Key	0001692412
Registrant Name	Playa Hotels & Resorts N.V.
Form Type	SC 14A
Submission Type	PREM14A
Fee Exhibit Type	EX-FILING FEES